CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Income (loss) for the period		R$ (277,499)	R$ 218,709	R$ (494,883)	R$ 622,534
Other comprehensive income (loss)
Loss on foreign currency translation of foreign operations		(64,635)	(90,273)	(204,216)	(195,970)
Loss on net investment hedge		(106,956)	(43,428)	(61,079)	(385,539)
Cash flow hedges - effective portion of changes in fair value		(254,306)	(82,428)	(188,047)	(1,735,875)
Cash flow hedges - reclassified to profit or loss		(42,306)	279,724	(51,452)	1,191,688
Gain on debt investments measured at FVTOCI	[1]		348		178
Items that are or may be reclassified subsequently to profit or loss		(468,203)	63,943	(504,794)	(1,125,518)
Gain (loss) on equity investments measured at FVTOCI	[1]		(924)	26,030	4,079
Actuarial gains on pension and post-employment plans		3,694	7,170	11,729	20,134
Items that will not be reclassified to profit or loss		3,694	6,246	37,759	24,213
Comprehensive income (loss), net of taxes		(742,008)	288,898	(961,918)	(478,771)
Attributable to
Controlling shareholders		(744,478)	285,526	(923,696)	(535,845)
Non-controlling interest		2,470	3,372	(38,222)	57,074
Total comprehensive income (loss), net of taxes		R$ (742,008)	R$ 288,898	R$ (961,918)	R$ (478,771)

[1]	FVTOCI: Fair Value Through Other Comprehensive Income.